Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.9%
Aerospace & Defense – 3.1%
BWX Technologies Inc	392,154	$29,403,707
L3Harris Technologies Inc	165,922	28,890,339
		58,294,046
Auto Components – 1.4%
Aptiv PLC*	144,126	14,209,382
Autoliv Inc	125,615	12,119,335
		26,328,717
Banks – 4.9%
PNC Financial Services Group Inc/The	295,265	36,249,684
Popular Inc	243,475	15,341,360
Synovus Financial Corp	804,605	22,368,019
Wintrust Financial Corp	255,964	19,325,282
		93,284,345
Building Products – 3.4%
Carlisle Cos Inc	113,300	29,374,158
Fortune Brands Home & Security Inc	549,556	34,160,401
		63,534,559
Capital Markets – 3.7%
Jefferies Financial Group Inc	871,040	31,906,195
State Street Corp	565,278	37,851,015
		69,757,210
Chemicals – 2.8%
Axalta Coating Systems Ltd*	470,776	12,663,874
Corteva Inc	566,203	28,966,945
Westlake Chemical Corp	99,375	12,389,081
		54,019,900
Commercial Services & Supplies – 1.8%
Waste Connections Inc	255,442	34,305,861
Construction Materials – 1.4%
Martin Marietta Materials Inc	66,215	27,179,933
Containers & Packaging – 1.8%
Ball Corp	152,669	7,599,863
Graphic Packaging Holding Co	1,164,893	25,953,816
		33,553,679
Diversified Financial Services – 1.9%
Fidelity National Information Services Inc	665,427	36,778,150
Electric Utilities – 4.8%
Alliant Energy Corp	966,397	46,821,935
Entergy Corp	467,897	43,280,473
		90,102,408
Electrical Equipment – 2.0%
AMETEK Inc	261,611	38,655,641
Electronic Equipment, Instruments & Components – 3.6%
Insight Enterprises Inc*	126,291	18,375,341
SYNNEX Corp	122,851	12,267,901
Vontier Corp	868,408	26,851,175
Zebra Technologies Corp*	42,106	9,959,332
		67,453,749
Energy Equipment & Services – 1.9%
Baker Hughes Co	994,044	35,109,634
Entertainment – 2.3%
Activision Blizzard Inc	472,042	44,197,292
Food & Staples Retailing – 2.5%
Casey's General Stores Inc	171,882	46,669,401
Food Products – 1.2%
Kellogg Co	391,212	23,281,026
Health Care Equipment & Supplies – 2.6%
Envista Holdings Corp*	581,686	16,217,406
Globus Medical Inc*	683,245	33,923,114
		50,140,520
Health Care Providers & Services – 7.5%
Amedisys Inc*	224,255	20,945,417
Cardinal Health Inc	544,783	47,298,060
Henry Schein Inc*	156,037	11,585,747
Humana Inc	45,015	21,900,698
Laboratory Corp of America Holdings	196,568	39,519,996
		141,249,918

Shares or Principal Amounts		Value
Common Stocks– (continued)
Household Durables – 1.4%
Toll Brothers Inc	349,732	$25,866,179
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	22,607,846
Insurance – 5.4%
Globe Life Inc	294,656	32,037,947
Hartford Financial Services Group Inc	705,559	50,031,189
RenaissanceRe Holdings Ltd	99,216	19,636,831
		101,705,967
Life Sciences Tools & Services – 2.1%
Avantor Inc*	1,056,617	22,273,486
Charles River Laboratories International Inc*	44,819	8,783,628
PerkinElmer Inc	86,876	9,617,173
		40,674,287
Machinery – 4.3%
Hillenbrand Inc	632,917	26,778,718
Lincoln Electric Holdings Inc	171,518	31,180,257
Oshkosh Corp	244,141	23,298,376
		81,257,351
Media – 1.5%
Fox Corp - Class B	982,578	28,376,853
Metals & Mining – 2.2%
Freeport-McMoRan Inc	1,125,248	41,960,498
Oil, Gas & Consumable Fuels – 6.5%
Chesapeake Energy Corp	547,082	47,174,881
Marathon Oil Corp	1,602,714	42,872,600
Pioneer Natural Resources Co	145,674	33,439,467
		123,486,948
Personal Products – 0.9%
Kenvue Inc	873,680	17,543,494
Real Estate Management & Development – 1.2%
CBRE Group Inc*	301,968	22,303,356
Residential Real Estate Investment Trusts (REITs) – 1.8%
Equity LifeStyle Properties Inc	540,053	34,406,777
Road & Rail – 1.8%
Canadian Pacific Kansas City Ltd	263,015	19,570,946
Landstar System Inc	78,931	13,966,051
		33,536,997
Semiconductor & Semiconductor Equipment – 2.7%
Lam Research Corp	28,740	18,013,370
Microchip Technology Inc	239,167	18,666,984
Teradyne Inc	148,350	14,903,241
		51,583,595
Software – 0.8%
Nice Ltd (ADR)*	91,150	15,495,500
Specialized Real Estate Investment Trusts (REITs) – 2.7%
Lamar Advertising Co	410,533	34,267,190
PotlatchDeltic Corp	361,648	16,415,203
		50,682,393
Specialty Retail – 4.8%
AutoZone Inc*	8,409	21,358,776
Bath & Body Works Inc	703,234	23,769,309
Burlington Stores Inc*	139,580	18,885,174
Dick's Sporting Goods Inc	52,649	5,716,628
O'Reilly Automotive Inc*	24,318	22,101,657
		91,831,544
Trading Companies & Distributors – 3.0%
GATX Corp	132,312	14,399,515
MSC Industrial Direct Co Inc	427,900	41,998,385
		56,397,900
Total Common Stocks (cost $1,471,618,022)		1,873,613,474
Repurchase Agreements– 1.2%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 9/29/23, maturing 10/2/23 to be repurchased at $13,305,874 collateralized by $14,314,187 in U.S. Treasuries 0% - 4.5000%, 10/5/23 - 2/15/53 with a value of $13,571,996	$13,300,000	13,300,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2600%, dated 9/29/23, maturing 10/2/23 to be repurchased at $10,004,383 collateralized by $10,655,510 in U.S. Treasuries 0.2500% - 3.6250%, 5/31/25 - 3/31/28 with a value of $10,204,474	$10,000,000	$10,000,000
Total Repurchase Agreements (cost $23,300,000)		23,300,000
Total Investments (total cost $1,494,918,022) – 100.1%		1,896,913,474
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,127,122)
Net Assets – 100%		$1,894,786,352

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,849,727,693	97.5%
Canada	19,570,946	1.0
Israel	15,495,500	0.8
Sweden	12,119,335	0.7

Total	$1,896,913,474	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,873,613,474	$-	$-
Repurchase Agreements	-	23,300,000	-
Total Assets	$1,873,613,474	$23,300,000	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70284 11-23